Share Capital and Capital reserve - Narrative (Details)			3 Months Ended				5 Months Ended		12 Months Ended
	Aug. 05, 2021 USD ($)	Jan. 02, 2019	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€)	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares						$ 25.2127
Preference shares, dividend payment terms, weighted average share price, minimum term required			10 days	10 days					10 days
Other reserves			€ 21,300,000				€ 10,500,000		€ 10,500,000
Purchase of treasury shares | $	$ 500,000,000
Payments to acquire or redeem entity's shares			26,800,000		€ 10,500,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			22,800,000				10,900,000		10,900,000
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			€ (1,500,000)				(400,000)		€ (400,000)
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares										$ 26.23	$ 24.5
Transaction costs							€ 0.1
Number of shares repurchased | shares			1,160,547	1,160,547			3,090,082	3,090,082
Payments to acquire or redeem entity's shares			€ 26.8	$ 30.5			€ 67.1	$ 75.8
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares										10.00	10.00
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares										$ 10.00	$ 10.00